Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	435,800
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	$ 4.74
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	747,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 2.45
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	(64,166)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	$ 3.16
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	(149,634)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	$ 4.82
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	969,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	$ 3.07
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	20,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 3.00
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	(5,167)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	$ 7.22
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	(7,400)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 2.63
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	976,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 3.05
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	(2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 6.20
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	(20,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	$ 3.00
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	$ 3.04
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	926,025
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	$ 3.03
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 29	954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 30	$ 3.04